Loss on Sale and Write-down of Vessels (Details) (USD $)	3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 1993-built Conventional tanker [Member]	Jun. 30, 2011 1993-built Conventional tanker [Member]	Jun. 30, 2011 1993-built Conventional tanker [Member]	Jun. 30, 2012 1992-built Shuttle tanker [Member]	Jun. 30, 2012 1992-built Shuttle tanker [Member]
Loss on Sale and Write-down of Vessels (Textual) [Abstract]
Write-down of vessel					$ 8,200,000	$ 9,100,000	$ 1,000,000	$ 1,000,000
Proceeds from sale of vessels and equipment	9,800,000	9,485,000	5,054,000
Loss on sale of vessel				2,200,000
Fee Received	$ 14,700,000	$ 14,700,000